SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contract asset
Beginning Balance	$ 13,211,006
Ending Balance	13,514,341	$ 13,211,006
Share warrant obligation
Additions	2,907,226	0
Public warrants
Share warrant obligation
Beginning balance	13,080,646	19,913,196
Foreign currency translation adjustment	(5,701,069)	(6,975,357)
Fair value adjustment	142,916	142,807
Ending balance	10,429,719	13,080,646
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning balance	7,990,648	75,354,490
Foreign currency translation adjustment	(5,381,620)	(66,211,250)
Exercised		(348)
Fair value adjustment	103,276	(1,152,244)
Ending balance	2,712,304	7,990,648
Northern Genesis Acquisition Corp. | Public warrants
Share warrant obligation
Beginning balance	7,075,767	42,961,675
Foreign currency translation adjustment	(4,756,625)	(35,011,131)
Exercised		(348)
Fair value adjustment	93,598	(874,429)
Ending balance	2,412,740	7,075,767
Northern Genesis Acquisition Corp. | Private warrants
Share warrant obligation
Beginning balance	914,881	32,392,815
Foreign currency translation adjustment	(624,995)	(31,200,119)
Exercised		0
Fair value adjustment	9,678	(277,815)
Ending balance	299,564	914,881
Amazon Logistics, Inc.
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	303,335	(902,409)
Ending Balance	13,514,341	13,211,006
Share warrant obligation
Beginning balance	2,172,269	30,871,444
Foreign currency translation adjustment	28,540	(417,596)
Fair value adjustment	(648,632)	(28,281,579)
Ending balance	$ 1,552,177	$ 2,172,269